DIVESTITURES AND DISCONTINUED OPERATIONS (Sale of Eagle Ford Hunter) (Details) (USD $)	3 Months Ended					6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 24, 2013 Eagle Ford Hunter, Inc.	Jun. 30, 2013 Eagle Ford Hunter, Inc.	Jun. 30, 2013 Eagle Ford Hunter, Inc.	Apr. 24, 2013 Senior Revolving Credit Facility Eagle Ford Hunter, Inc.
Discontinued operations
Total consideration received											$ 422,100,000
Cash consideration received											379,800,000
Noncash or Part Noncash Divestiture Amount of Consideration Received Common Stock Shares											10,000,000
Noncash or Part Noncash Divestiture Amount of Consideration Received Common Stock Value											42,300,000
Gain (loss) on sale of discontinued operations, net of tax	172,452,000	2,409,000	0	0	0	172,452,000	2,224,000	2,409,000	0	6,660,000		207,200,000 [1]	200,000
Extinguishment of debt														$ 325,000,000

[1]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.